Trading Advisor (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%	0.146%
Management fee, annual basis (in hundredths)	2.00%	1.75%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%